Trade payables and other current liabilities - Disclosure of Deferred Income and Contract Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	€ 137	€ 55
Contract liabilities	16,518	16,518
Deferred income and contract liabilities	€ 16,655	€ 16,573